                                                   1933 Act File No. 33-54445
                                                   1940 Act File No. 811-7193

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
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     Pre-Effective Amendment No.        ................................
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     Post-Effective Amendment No.   20..................................   X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
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     Amendment No.  21 .................................................   X
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                          FEDERATED INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Services)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
_  on                   pursuant to paragraph (b)
 __ 60 days after filing pursuant to paragraph (a) (i)
    on                  pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on ________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                                  Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, NW
Washington, DC 20037

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

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A Portfolio of Federated Institutional Trust

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PROSPECTUS

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September 30, 2004

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Class A Shares

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 17

How to Purchase Shares 17

How to Redeem and Exchange Shares 19

Account and Share Information 23

Who Manages the Fund? 25

Legal Proceedings 26

Financial Information 27

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in U.S. government securities. These government securities consist of Treasury, agency and agency mortgage-backed securities and repurchase agreements collateralized by U.S. government securities.

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Although the value of the Fund's Shares will fluctuate, the Fund's investment adviser (Adviser) will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations and as an appropriate direct investment for national banks.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund's Class A Shares commenced operations on March 3, 2003. The Fund offers two other classes of Shares, Institutional Shares, and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of the Class A Shares. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges of fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.12)%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 2.00% (quarter ended December 31, 2000). Its lowest quarterly return was 0.16% (quarter ended March 31, 2003).

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Average Annual Total Return Table

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As previously discussed, the Fund's Class A Shares commenced operations on March 3, 2003. For the period prior to the commencement of operations, the performance information shown in the Average Total Return Table is for the Fund's Institutional Shares, adjusted to reflect the sales charges and expenses of the Class A Shares. Return Before Taxes is shown for Class A Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). The ML6MT tracks six-month U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance The index is unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	Start of Performance [1]
Fund:
Return Before Taxes	 (1.27)%	 2.71%	 3.23%
Return After Taxes on Distributions [2]	 (1.51)%	 1.45%	 1.80%
Return After Taxes on Distributions and Sale of Fund Shares [2]	 (0.82)%	 1.51%	 1.85%
ML6MT	 1.29%	 3.95%	 4.30%
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1 The Fund's Institutional Shares start of performance date was July 10, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee [3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses [4]	0.13%
Total Annual Fund Operating Expenses	1.03%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2004. However, the rate at which expense are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2004.
Total Waivers of Fund Expenses	0.33%
Total Annual Fund Operating Expenses (after waivers)	0.70%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.13% for the fiscal year ended July 31, 2004.
3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.20% for the fiscal year ended July 31, 2004.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.12% for the fiscal year ended July 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	 303
3 Years	$	 521
5 Years	$	 757
10 Years	$	 1,434

What are the Fund's Investment Strategies?

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The Fund invests primarily in U.S. government securities, consisting of Treasury, agency and agency mortgage-backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting Share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar-weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's Share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.
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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage-backed securities and other types of U.S. government securities. Mortgage-backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage-backed securities with characteristics which make prepayment less likely.

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The Adviser increases the portfolio's mortgage-backed securities component when, in the opinion of the Adviser, mortgage-backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed-income securities in which the Fund invests:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable-rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a pass-through certificate. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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PACS, TACS AND COMPANION CLASSES

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More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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FLOATERS AND INVERSE FLOATERS

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Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

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Regulatory Compliance

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In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), 12 CFR §703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	2.00%	 None

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

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3 See "Sales Charge When You Redeem."

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SALES CHARGE WHEN YOU PURCHASE

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The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below:

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Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.75%	1.78%
$100,000 but less than $250,000	1.50%	1.52%
$250,000 or greater	0.00%	0.00%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table above. You or your investment professional must notify the Fund's Transfer Agent of any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (Qualifying Accounts). Qualifying Accounts mean those Class A Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, and/or your children under age 21, which can be linked using tax identification numbers (TINs) or social security numbers (SSNs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs or SSNs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

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Larger Purchases

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  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;
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Concurrent Purchases

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  combining concurrent purchases of Class A Shares of the Fund made by a trustee or fiduciary for a single trust estate or single fiduciary account; or made by a Qualifying Account in the same share class of two or more Federated funds (other than money market funds);
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Accumulated Purchases

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  achieving accumulated purchase discounts by including previous Class A Share purchases in determining the applicable sales charge on any additional Class A Shares purchased; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or
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Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months. (Call your investment professional or the Fund for more information.) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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ELIMINATING THE SALES CHARGE

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Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  through a financial intermediary that did not receive a dealer reallowance on the purchase;
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  with reinvested dividends or capital gains;
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  as a shareholder who originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
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  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
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  pursuant to the exchange privilege.
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SALES CHARGE WHEN YOU REDEEM

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Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

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  Shares that are not subject to a CDSC; and
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  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.


 Class A Shares
 If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.


If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.


Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986. (The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account.);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Trustees and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through an investment professional that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements; and
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period. (The holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange.)

How is the Fund Sold?


The Fund offers three Share classes: Class A Shares, Institutional Shares, and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check


Make your check payable to The Federated Funds , note your account number on the check, and send it to:


The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


The Federated Funds
66 Brooks Drive
Braintree, MA 02184


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE


You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

FOR CLASS A SHARES PURCHASED ON OR AFTER MAY 15, 2004


Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.


Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the shares are redeemed within 90 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail


You may redeem or exchange Shares by sending a written request to the Fund.


You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:


The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600


Send requests by private courier or overnight delivery service to:


The Federated Funds
66 Brooks Drive
Braintree, MA 02184


All requests must include:

  Fund Name and Share Class, account number and account registration;

  amount to be redeemed or exchanged; and

  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


Who Manages the Fund?


The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill


Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.


Donald T. Ellenberger


Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Legal Proceedings


Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.


As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.


Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.


Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.


The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 7/31/2004		Period Ended 7/31/2003	[1]
Net Asset Value, Beginning of Period	$1.99		$1.99
Income From Investment Operations:
Net investment income	0.02		0.01
Net realized and unrealized loss on investments	(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.01
Less Distributions:
Distribution from net investment income	(0.02)		(0.01)
Net Asset Value, End of Period	$1.99		$1.99
Total Return [3]	0.78%		0.30%

Ratios to Average Net Assets:
Expenses	0.70%		0.70	% [4]
Net investment income	0.76%		0.86	% [4]
Expense waiver/reimbursement [5]	0.33%		0.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,241		$5,936
Portfolio turnover	86%		85	% [6]

1 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2004, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7193

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B409


28242 (9/04)


Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund


A Portfolio of Federated Institutional Trust


PROSPECTUS


September 30, 2004


Institutional Shares

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 12

How is the Fund Sold? 12

How to Purchase Shares 13

How to Redeem Shares 15

Account and Share Information 17

Who Manages the Fund? 18

Legal Proceedings 19

Financial Information 21

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its investment objective by investing primarily in U.S. government securities. These government securities consist of Treasury, agency and agency mortgage-backed securities and repurchase agreements collateralized by U.S. government securities.


Although the value of the Fund's Shares will fluctuate, the Fund's investment adviser (Adviser) will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations, and as an appropriate direct investment for national banks.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer duration.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.


The Fund's Institutional Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.10%.


Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 2.19% (quarter ended December 31, 2000). Its lowest quarterly return was 0.29% (quarter ended September 30, 2003).

Average Annual Total Return Table


Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 6-Month Treasury Bill Index ("ML6MT"), a broad based market index. The ML6MT tracks six-month U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.


(For the periods ended December 31, 2003)


	1 Year	5 Years	Start of Performance [1]
Fund:
Return Before Taxes	 1.23%	 3.85%	 4.29%
Return After Taxes on Distributions [2]	 0.80%	 2.29%	 2.56%
Return After Taxes on Distributions and Sale of Fund Shares [2]	 0.80%	 2.31%	 2.57%
ML6MT	 1.29%	 3.95%	 4.30%

1 The Fund's Institutional Shares start of performance date was July 10, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses [4]	0.13%
Total Annual Fund Operating Expenses	0.78%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider, administrator and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2004.
Total Waivers of Fund Expenses	0.53%
Total Annual Fund Operating Expenses (after waivers)	0.25%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.13% for the fiscal year ended July 31, 2004.
3 The Fund's Institutional Shares did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2004. The Fund's Institutional Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2005.
4 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses (after the voluntary waivers) were 0.12% for the fiscal year ended July 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	 $ 80
3 Years	 $249
5 Years	 $433
10 Years	 $966

What are the Fund's Investment Strategies?

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The Fund invests primarily in U.S. government securities, consisting of Treasury, agency and agency mortgage-backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting Share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar-weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's Share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.
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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage-backed securities and other types of U.S. government securities. Mortgage-backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage-backed securities with characteristics which make prepayment less likely.

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The Adviser increases the portfolio's mortgage-backed securities component when, in the opinion of the Adviser, mortgage-backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed-income securities in which the Fund invests:

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a pass- through certificate. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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PACS, TACS AND COMPANION CLASSES

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More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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FLOATERS AND INVERSE FLOATERS

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Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

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Regulatory Compliance

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In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), 12CFR §703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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Prepayment Risks

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers three Share classes: Class A Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.
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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds , note your account number on the check, and send it to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

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Send requests by private courier or overnight delivery service to:

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The Federated Funds
66 Brooks Drive
Braintree, MA 02184

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

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Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004		2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.99		$1.99		$1.99		$1.98	$1.99
Income From Investment Operations:
Net investment income	0.02		0.03		0.05		0.12	0.12
Net realized and unrealized gain (loss) on investments	(0.00	) [1]	(0.00	) [1]	(0.00	) [1]	0.01	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.03		0.05		0.13	0.11
Less Distributions:
Distributions from net investment income	(0.02)		(0.03)		(0.05)		(0.12)	(0.12)
Net Asset Value, End of Period	$1.99		$1.99		$1.99		$1.99	$1.98
Total Return [2]	1.24%		1.50%		2.69%		6.57%	5.58%

Ratios to Average Net Assets:
Expenses	0.25%		0.25%		0.25%		0.25%	0.25%
Net investment income	1.21%		1.53%		2.53%		5.88%	5.93%
Expense waiver/reimbursement [3]	0.28%		0.26%		0.29%		0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$556,072		$641,571		$755,418		$157,938	$122,038
Portfolio turnover	86%		85%		73%		101%	132%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7193

See Pages i and ii

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B102


G00352-01 (9/04)


Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund


A Portfolio of Federated Institutional Trust

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PROSPECTUS


September 30, 2004


institutional service shares

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 12

How is the Fund Sold? 12

How to Purchase Shares 13

How to Redeem Shares 15

Account and Share Information 18

Who Manages the Fund? 19

Legal Proceedings 20

Financial Information 21

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in U.S. government securities. These government securities consist of Treasury, agency and agency mortgage-backed securities and repurchase agreements collateralized by U.S. government securities.

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

Although the value of the Fund's Shares will fluctuate, the Fund's investment adviser (Adviser) will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions and federal savings associations, and as an appropriate direct investment for national banks.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer duration.
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
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

 The Fund's Institutional Service Shares are sold without charge (load). The total returns shown in the bar chart are based upon net asset value.
 The Fund's Institutional Service Shares total return for the six-month period from January 1, 2004 to June 30, 2004 was 0.05%.

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

Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 2.16% (quarter ended December 31, 2000). Its lowest quarterly return was 0.27% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 6-Month Treasury Bill Index (ML6MT), a broad-based market index. The MLM6T tracks six-month U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	Start of Performance [1]
Fund:
Return Before Taxes	 1.13%	 3.74%
Return After Taxes on Distributions [2]	 0.73%	 2.31%
Return After Taxes on Distributions and Sale of Fund Shares [2]	 0.73%	 2.30%
ML6MT	 1.29%	 3.83%

1 The Fund's Institutional Service Shares start of performance date was September 30, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee [3]	0.25%
Shareholder Services Fee [4]	0.25%
Other Expenses [5]	0.13%
Total Annual Fund Operating Expenses	1.03%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2004. However, the rate at which expense are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor, shareholder services provider and transfer agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2004.
Total Waivers of Fund Expenses	0.68%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.13% for the fiscal year ended July 31, 2004.
3 The Fund's Institutional Service Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended July 31, 2004. The Fund's Institutional Service Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2005
4 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) were 0.10% for the fiscal year ended July 31, 2004.
5 The administrator and transfer agent voluntarily waived a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses paid by the Fund (after the voluntary waivers) were 0.12% for the fiscal year ended July 31, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	 $ 105
3 Years	 $ 328
5 Years	 $ 569
10 Years	 $ 1,259

What are the Fund's Investment Strategies?


The Fund invests primarily in U.S. government securities, consisting of Treasury, agency and agency mortgage-backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting Share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar-weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's Share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage-backed securities and other types of U.S. government securities. Mortgage-backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage-backed securities with characteristics which make prepayment less likely.


The Adviser increases the portfolio's mortgage-backed securities component when, in the opinion of the Adviser, mortgage-backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the principal types of fixed-income securities in which the Fund invests:


Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.


The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.


Mortgage-Backed Securities

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

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.


Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a pass- through certificate. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)


CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.


SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.


PACS, TACS AND COMPANION CLASSES

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

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


FLOATERS AND INVERSE FLOATERS


Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


Regulatory Compliance


In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), 12CFR §703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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Securities Lending

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

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.


Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.


Securities lending activities are subject to interest rate risks and credit risks.


What are the Specific Risks of Investing in the Fund?


INTEREST RATE RISKS


Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.


Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.


PREPAYMENT RISKS


Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be composed of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.


For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.


Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.


Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.


The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund offers three Share classes: Class A Shares, Institutional Shares, and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check


Make your check payable to The Federated Funds , note your account number on the check, and send it to:


The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


The Federated Funds
66 Brooks Drive
Braintree, MA 02184


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail


You may redeem Shares by sending a written request to the Fund.


You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.


Send requests by mail to:


The Federated Funds P.O. Box 8600 Boston, MA 02266-8600


Send requests by private courier or overnight delivery service to:


The Federated Funds 66 Brooks Drive Braintree, MA 02184


All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

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Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2004		2003		2002		2001	2000	[1]
Net Asset Value, Beginning of Period	$1.99		$1.99		$1.99		$1.98	$1.98
Income From Investment Operations:
Net investment income	0.02		0.03		0.05		0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.00	) [2]	(0.00	) [2]	(0.00	) [2]	0.01	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.03		0.05		0.12	0.10
Less Distributions:
Distributions from net investment income	(0.02)		(0.03)		(0.05)		(0.11)	(0.10)
Net Asset Value, End of Period	$1.99		$1.99		$1.99		$1.99	$1.98
Total Return [3]	1.14%		1.40%		2.59%		6.46%	5.07%

Ratios to Average Net Assets:
Expenses	0.35%		0.35%		0.35%		0.35%	0.35	% [4]
Net investment income	1.11%		1.41%		2.40%		5.45%	6.06	% [4]
Expense waiver/reimbursement [5]	0.43%		0.41%		0.44%		0.50%	0.51	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$321,444		$338,455		$295,802		$46,710	$12,256
Portfolio turnover	86%		85%		73%		101%	132	% [6]

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2000.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7193

See Pages i and ii

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B201

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G00352-06 (9/04)

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Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
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A Portfolio of Federated Institutional Trust

Statement of Additional Information

September 30, 2004

Class A Shares
Institutional Shares
Institutional service Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Class A Shares, Institutional Shares and
Institutional Service Shares of Federated Government Ultrashort Duration Fund (Fund),
dated September 30, 2004.This SAI incorporates by reference the Fund's Annual Report.
Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Institutional Trust (Trust). The
Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 9, 1994. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Fund changed its name from Federated Institutional Short Duration Government Fund to Federated Government Ultrashort Fund on September 29, 1999, and the Fund changed its name from Federated Government Ultrashort Fund to Federated Government Ultrashort
Duration Fund on March 3, 2003.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Institutional Shares and Institutional Service Shares
(Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is
Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the
Government National Mortgage Association, Small Business Administration, Farm Credit
System Financial Assistance Corporation, Farmer's Home Administration, Federal
Financing Bank, General Services Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private Investment Corporation and
Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan
Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage
Association, Student Loan Marketing Association and Tennessee Valley Authority in
support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding
Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.
Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a pass-through certificate.
An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The
Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and
TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However,
IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as
London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price.
The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to counterparty risks. In addition, reverse repurchase agreements create leverage risks because the
Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

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Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the
Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc.
(Federated) administers the program according to procedures approved by the Fund's
Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing
Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

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INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectuses. Additional risk factors are outlined below.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Counterparty Risks

Counterparty risk is the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Liquidity Risks

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.
Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Risks Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs,
POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

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Regulatory Compliance

In accordance with the rules and regulations established by the National Credit Union
Administration (NCUA), 12 CFR ss.703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

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Fundamental INVESTMENT Objective

The Fund's investment objective is current income. The investment objective may not be changed by the Fund's Board without shareholder approval.

iNVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items;
securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than
5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940 Act.
The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying Securities on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.


To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

PORTFOLIO TURNOVER
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).
Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o       for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and


o       for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares
                                          Dealer Reallowance
                                          as a Percentage of
Purchase Amount                           Public Offering
                                          Price
Less than $50,000                         2.00%
$50,000 but less than $100,000            1.75%
$100,000 but less than $250,000           1.50%
$250,000 or greater                       0.00%

ADVANCE COMMISSIONS
----------------------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                                        Advance Commission
                                                        as a Percentage of
            Purchase Amount                            Public Offering Price
     First $1 million - $5 million                             0.75%
     Next $5 million - $20 million                             0.50%
           Over $20 million                                    0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
----------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12B-1 PLAN (CLASS A Shares and Institutional Service Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and
providing incentives to investment professionals to sell Shares.   The Rule 12b-1 Plan
allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing
Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees)
to investment professionals or to Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.


These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or
Service Fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any
90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the
Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of September 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares:  Pershing LLC, Jersey City, NJ, owned approximately 1,433,430 Shares (33.74%); NFSC, Norwich, VT, owned approximately
478,061 Shares (11.25%); and NFSC, Norfolk, VA, owned approximately 252,308 Shares
(5.94%).

As of September 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:  Prince William County General
Fund, Prince William, VA, owned approximately 14,448,721 Shares (6.24%); State of
Mississippi Treasury Department, Jackson, MS, owned approximately 12,562,814 Shares
(5.41%); and City of Santa Fe New Mexico, Santa Fe, NM, owned approximately 12,559,384
Shares (5.41%).

As of September 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:  Laba & Co.,
Chicago, IL, owned approximately 110,552,764 Shares (70.03%); and LaSalle Bank,
Chicago, IL, owned approximately 12,805,507 Shares (8.11%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Trust
comprises two portfolios  and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the
Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios;
Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of September 1, 2004, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
---------------------------------------------------------------------------------------------------------

                                                                     --------------
          Name                                                                        Total Compensation
       Birth Date                                                                       From Trust and
        Address                                                        Aggregate        Federated Fund
  Positions Held with       Principal Occupation(s) for Past Five     Compensation         Complex
         Trust               Years, Other Directorships Held and       From Fund        (past calendar
   Date Service Began               Previous Position(s)              (past fiscal          year)
------------------------   ---------------------------------------       year)        ------------------

                           Principal Occupations: Chairman and             $0
John F. Donahue*           Director or Trustee of the Federated                               $0
Birth Date: July 28,       Fund Complex; Chairman and Director,
1924                       Federated Investors, Inc.
CHAIRMAN AND TRUSTEE
Began serving: June 1994   Previous Positions: Trustee, Federated
                           Investment Management Company and
                           Chairman and Director, Federated
                           Investment Counseling.

                           Principal Occupations: Principal                $0
J. Christopher Donahue*    Executive Officer and President of the                             $0
Birth Date: April 11,      Federated Fund Complex; Director or
1949                       Trustee of some of the Funds in the
PRESIDENT AND TRUSTEE      Federated Fund Complex; President,
Began serving: July 1999   Chief Executive Officer and Director,
                           Federated Investors, Inc.; Chairman
                           and Trustee, Federated Investment
                           Management Company; Trustee, Federated
                           Investment Counseling; Chairman and
                           Director, Federated Global Investment
                           Management Corp.; Chairman, Federated
                           Equity Management Company of
                           Pennsylvania, Passport Research, Ltd.
                           and Passport Research II, Ltd.;
                           Trustee, Federated Shareholder
                           Services Company; Director, Federated
                           Services Company.

                           Previous Positions: President,
                           Federated Investment Counseling;
                           President and Chief Executive Officer,
                           Federated Investment Management
                           Company, Federated Global Investment
                           Management Corp. and Passport
                           Research, Ltd.

                           Principal Occupations: Director or          $1,345.64
Lawrence D. Ellis, M.D.*   Trustee of the Federated Fund Complex;                          $148,500
Birth Date: October 11,    Professor of Medicine, University of
1932                       Pittsburgh; Medical Director,
3471 Fifth Avenue          University of Pittsburgh Medical
Suite 1111                 Center Downtown; Hematologist,
Pittsburgh, PA             Oncologist and Internist, University
TRUSTEE                    of Pittsburgh Medical Center.
Began serving: June 1994
                           Other Directorships Held: Member,
                           National Board of Trustees, Leukemia
                           Society of America.

                           Previous Positions: Trustee,
                           University of Pittsburgh; Director,
                           University of Pittsburgh Medical
                           Center.

*  Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities
Corp.
----------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                       Aggregate
                                                                      Compensation
                                                                       From Fund
                                                                      (past fiscal    Total Compensation
          Name                                                           year)          From Trust and
       Birth Date                                                    --------------     Federated Fund
        Address                                                                            Complex
  Positions Held with                                                                   (past calendar
         Trust              Principal Occupation(s) for Past Five                           year)
   Date Service Began        Years, Other Directorships Held and                      ------------------
------------------------            Previous Position(s)

                           Principal Occupation: Director or           $1,480.18           $163,350
Thomas G. Bigley           Trustee of the Federated Fund Complex.
Birth Date: February 3,
1934                       Other Directorships Held: Director,
15 Old Timber Trail        Member of Executive Committee,
Pittsburgh, PA             Children's Hospital of Pittsburgh;
TRUSTEE                    Director, University of Pittsburgh.
Began serving: November
1994                       Previous Position: Senior Partner,
                           Ernst & Young LLP.

                           Principal Occupations: Director or          $1,480.18           $163,350
John T. Conroy, Jr.        Trustee of the Federated Fund Complex;
Birth Date: June 23,       Chairman of the Board, Investment
1937                       Properties Corporation; Partner or
Grubb &                Trustee in private real estate
Ellis/Investment           ventures in Southwest Florida.
Properties Corporation
3838 North Tamiami         Previous Positions: President,
Trail                      Investment Properties Corporation;
Suite 402                  Senior Vice President, John R. Wood
Naples, FL                 and Associates, Inc., Realtors;
TRUSTEE                    President, Naples Property Management,
Began serving: June 1994   Inc. and Northgate Village Development
                           Corporation.

                           Principal Occupation: Director or           $1,480.18           $163,350
Nicholas P. Constantakis   Trustee of the Federated Fund Complex.
Birth Date: September
3, 1939                    Other Directorships Held: Director and
175 Woodshire Drive        Member of the Audit Committee, Michael
Pittsburgh, PA             Baker Corporation (engineering and
TRUSTEE                    energy services worldwide).
Began serving: February
1998                       Previous Position: Partner, Anderson
                           Worldwide SC.

                           Principal Occupation: Director or           $1,345.64           $148,500
John F. Cunningham         Trustee of the Federated Fund Complex.
Birth Date: March 5,
1943                       Other Directorships Held: Chairman,
353 El Brillo Way          President and Chief Executive Officer,
Palm Beach, FL             Cunningham & Co., Inc. (strategic
TRUSTEE                    business consulting); Trustee
Began serving: January     Associate, Boston College.
1999
                           Previous Positions: Director, Redgate
                           Communications and EMC Corporation
                           (computer storage systems); Chairman
                           of the Board and Chief Executive
                           Officer, Computer Consoles, Inc.;
                           President and Chief Operating Officer,
                           Wang Laboratories; Director, First
                           National Bank of Boston; Director,
                           Apollo Computer, Inc.

                           Principal Occupation: Director or           $1,345.64           $148,500
Peter E. Madden            Trustee of the Federated Fund Complex;
Birth Date: March 16,      Management Consultant.
1942
One Royal Palm Way         Other Directorships Held: Board of
100 Royal Palm Way         Overseers, Babson College.
Palm Beach, FL
TRUSTEE                    Previous Positions: Representative,
Began serving: June 1994   Commonwealth of Massachusetts General
                           Court; President, State Street Bank
                           and Trust Company and State Street
                           Corporation (retired); Director, VISA
                           USA and VISA International; Chairman
                           and Director, Massachusetts Bankers
                           Association; Director, Depository
                           Trust Corporation; Director, The
                           Boston Stock Exchange.

                           Principal Occupations: Director or          $1,480.18           $163,350
Charles F. Mansfield,      Trustee of the Federated Fund Complex;
Jr.                        Management Consultant; Executive Vice
Birth Date: April 10,      President, DVC Group, Inc. (marketing,
1945                       communications and technology) (prior
80 South Road              to 9/1/00).
Westhampton Beach, NY
TRUSTEE                    Previous Positions: Chief Executive
Began serving: July 1999   Officer, PBTC International Bank;
                           Partner, Arthur Young & Company
                           (now Ernst & Young LLP); Chief
                           Financial Officer of Retail Banking
                           Sector, Chase Manhattan Bank; Senior
                           Vice President, HSBC Bank USA
                           (formerly, Marine Midland Bank); Vice
                           President, Citibank; Assistant
                           Professor of Banking and Finance,
                           Frank G. Zarb School of Business,
                           Hofstra University.

                           Principal Occupations: Director or          $1,614.75           $178,200
John E. Murray, Jr.,       Trustee of the Federated Fund Complex;
J.D., S.J.D.               Chancellor and Law Professor, Duquesne
Birth Date: December       University; Partner, Murray, Hogue
20, 1932                   & Lannis.
Chancellor, Duquesne
University                 Other Directorships Held: Director,
Pittsburgh, PA             Michael Baker Corp. (engineering,
TRUSTEE                    construction, operations and technical
Began serving: February    services).
1995
                           Previous Positions: President,
                           Duquesne University; Dean and
                           Professor of Law, University of
                           Pittsburgh School of Law; Dean and
                           Professor of Law, Villanova University
                           School of Law.

                           Principal Occupations:  Director or         $1,345.64           $148,500
Marjorie P. Smuts          Trustee of the Federated Fund Complex;
Birth Date: June 21,       Public Relations/Marketing
1935                       Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA             Previous Positions: National
TRUSTEE                    Spokesperson, Aluminum Company of
Began serving: June 1994   America; television producer;
                           President, Marj Palmer Assoc.; Owner,
                           Scandia Bord.

                           Principal Occupations:  Director or         $1,345.640          $148,500
John S. Walsh              Trustee of the Federated Fund Complex;
Birth Date: November       President and Director, Heat Wagon,
28, 1957                   Inc. (manufacturer of construction
2604 William Drive         temporary heaters); President and
Valparaiso, IN             Director, Manufacturers Products, Inc.
TRUSTEE                    (distributor of portable construction
Began serving: July 1999   heaters); President, Portable Heater
                           Parts, a division of Manufacturers
                           Products, Inc.

                           Previous Position: Vice President,
                           Walsh & Kelly, Inc.

----------------------------------------------------------------------------------------

OFFICERS**

               Name
            Birth Date
              Address
     Positions Held with Trust
-----------------------------------          Principal Occupation(s) and Previous Position(s)
        Date Service Began
                                    Principal Occupations: Executive Vice President and Secretary of
John W. McGonigle                   the Federated Fund Complex; Executive Vice President, Secretary
Birth Date: October 26, 1938        and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND
SECRETARY                           Previous Positions: Trustee, Federated Investment Management
Began serving: June 1994            Company and Federated Investment Counseling; Director, Federated
                                    Global Investment Management Corp., Federated Services Company and
                                    Federated Securities Corp.

                                    Principal Occupations: Principal Financial Officer and Treasurer
Richard J. Thomas                   of the Federated Fund Complex; Senior Vice President, Federated
Birth Date: June 17, 1954           Administrative Services.
TREASURER
Began serving: September 1997       Previous Positions: Vice President, Federated Administrative
                                    Services; held various management positions within Funds Financial
                                    Services Division of Federated Investors, Inc.

                                    Principal Occupations: Vice Chairman or Vice President of some of
Richard B. Fisher                   the Funds in the Federated Fund Complex; Vice Chairman, Federated
Birth Date: May 17, 1923            Investors, Inc.; Chairman, Federated Securities Corp.
VICE PRESIDENT
Began serving: November 1998        Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President,
                                    Federated Investors, Inc. and Director and Chief Executive
                                    Officer, Federated Securities Corp.

--------------------------------------------------------------------------------------------------------
                                    Principal Occupations:  Robert J. Ostrowski joined Federated in
Robert J. Ostrowski                 1987 as an Investment Analyst and became a Portfolio Manager in
Birth Date: April 26, 1963          1990. He was named Chief Investment Officer of taxable fixed
CHIEF INVESTMENT OFFICER            income products in 2004 and also serves as a Senior Portfolio
Began serving: May 2004             Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He
                                    received his M.S. in Industrial Administration from Carnegie
                                    Mellon University.
                                    -------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                    Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano
Mark E. Durbiano                    joined Federated in 1982 and has been a Senior Portfolio Manager
Birth Date: September 21, 1959      and a Senior Vice President of the Fund's Adviser since 1996. From
VICE PRESIDENT                      1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice
Began serving: November 2002        President of the Fund's Adviser. Mr. Durbiano is a Chartered
                                    Financial Analyst and received his M.B.A. in Finance from the
                                    University of Pittsburgh.

                                    Susan R. Hill has been the Fund's Portfolio Manager since July
Susan R. Hill                       1997. She is Vice President of the Trust. Ms. Hill joined
Birth Date: June 20, 1963           Federated in 1990 and has been a Portfolio Manager since 1993 and
VICE PRESIDENT                      a Vice President of the Fund's Adviser since 1997. Ms. Hill was a
Began serving: November 1998        Portfolio Manager and an Assistant Vice President of the Adviser
                                    from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
                                    Mellon University.

** Officers do not receive any compensation from the Fund.
----------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15,
2001. It should be noted that Mr. Donahue abstains on any matter that comes before
Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                                                                                            Meetings
Board             Committee                                                                   Held
Committee          Members                          Committee Functions                   During Last
                                                                                          Fiscal Year
Executive                           In between meetings of the full Board, the                Six
            John F. Donahue         Executive Committee generally may exercise all the
            John E. Murray, Jr.,    powers of the full Board in the management and
            J.D., S.J.D.            direction of the business and conduct of the
                                    affairs of the Trust in such manner as the
                                    Executive Committee shall deem to be in the best
                                    interests of the Trust.  However, the Executive
                                    Committee cannot elect or remove Board members,
                                    increase or decrease the number of Trustees, elect
                                    or remove any Officer, declare dividends, issue
                                    shares or recommend to shareholders any action
                                    requiring shareholder approval.

Audit                               The purposes of the Audit Committee are to oversee        Five
            Thomas G. Bigley        the accounting and financial reporting process of
            John T. Conroy, Jr.     the Fund, the Fund's internal control over
            Nicholas P.             financial reporting, and the quality, integrity
            Constantakis            and independent audit of the Fund`s financial
            Charles F.              statements.  The Committee also oversees or
            Mansfield, Jr.          assists the Board with the oversight of compliance
                                    with legal requirements relating to those matters,
                                    approves the engagement and reviews the
                                    qualifications, independence and performance of
                                    the Fund`s independent auditors, acts as a liaison
                                    between the independent auditors and the Board and
                                    reviews the Fund`s internal audit function.

Nominating                                                                                    One
            Thomas G. Bigley        The Nominating Committee, whose members consist of
            John T. Conroy, Jr.     all Independent Trustees, selects and nominates
            Nicholas P.             persons for election to the Fund`s Board when
            Constantakis            vacancies occur. The Committee will consider
            John F. Cunningham      candidates recommended by shareholders,
            Peter E. Madden         Independent Trustees, officers or employees of any
            Charles F.              of the Fund`s agents or service providers and
            Mansfield, Jr.          counsel to the Fund. Any shareholder who desires
            John E. Murray, Jr.     to have an individual considered for nomination by
            Marjorie P. Smuts       the Committee must submit a recommendation in
            John S. Walsh           writing to the Secretary of the Fund, at the
                                    Fund's address appearing on the back cover of this
                                    Statement of Additional Information. The
                                    recommendation should include the name and address
                                    of both the shareholder and the candidate and
                                    detailed information concerning the candidate's
                                    qualifications and experience. In identifying and
                                    evaluating candidates for consideration, the
                                    Committee shall consider such factors as it deems
                                    appropriate.  Those factors will ordinarily
                                    include:  integrity, intelligence, collegiality,
                                    judgment, diversity, skill, business and other
                                    experience, qualification as an "Independent
                                    Trustee", the existence of material relationships
                                    which may create the appearance of a lack of
                                    independence, financial or accounting knowledge
                                    and experience, and dedication and willingness to
                                    devote the time and attention necessary to fulfill
                                    Board responsibilities.

----------------------------------------------------------------------------------------

Board ownership of shares in the fund and in the federated family of Investment companies AS OF dECEMBER 31, 2003
                                                                                                   Aggregate
                                                                                             Dollar Range of
                                                    Dollar Range of                          Shares Owned in
Interested                                             Shares Owned                      Federated Family of
Board Member Name                                           in Fund                     Investment Companies
John F. Donahue                                                None                            Over $100,000
J. Christopher Donahue                                         None                            Over $100,000
Lawrence D. Ellis, M.D.                                        None                            Over $100,000

Independent
Board Member Name                                ------------------

Thomas G. Bigley                                               None                            Over $100,000
John T. Conroy, Jr.                                            None                            Over $100,000
Nicholas P. Constantakis                                       None                            Over $100,000
John F. Cunningham                                             None                            Over $100,000
Peter E. Madden                                                None                            Over $100,000
Charles F. Mansfield, Jr.                                      None                       $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                              None                            Over $100,000
Marjorie P. Smuts                                              None                            Over $100,000
John S. Walsh                                                  None                            Over $100,000

----------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry;
the range and quality of services provided to the Fund and its shareholders by the
Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services;
the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.


The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the
Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund
Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the
Adviser anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The
Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date
(thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor Responsibility Research Center (IRRC)
to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and
IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.


Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's Internet site.  Go to
www.federatedinvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.


Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an
Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has
directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s)
voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price.
The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                 Average Aggregate Daily
   Maximum Administrative Fee               Net Assets of the Federated Funds
           0.150 of 1%                           on the first $5 billion
           0.125 of 1%                           on the next $5 billion
           0.100 of 1%                           on the next $10 billion
           0.075 of 1%                         on assets over $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
----------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT registered public accounting firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended July 31,                     2004                2003               2002
--------------------------------          ----------------      -------------     --------------

Advisory Fee Earned                          $4,228,622          $4,812,765         $2,245,206
Advisory Fee Reduction                       2,820,382            3,127,695         1,590,138
Administrative Fee                            802,955              904,800           422,177
12b-1 Fee:
 Class A Shares                                20,321                --                 --
 Institutional Service Shares                    --                  --                 --
Shareholder Services Fee:
  Class A Shares                               25,401                --                 --
  Institutional Shares                           --                  --                 --
  Institutional Service Shares                368,560                --                 --

----------------------------------------------------------------------------------------


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates;
changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended July 31, 2004.

Yield is given for the 30-day period ended July 31, 2004.

                                                                                   Start of
                                                                                Performance on
                                            30-Day Period      1 Year              3/6/2003
Class A Shares:
Total Return
   Before Taxes                                  N/A           (1.20)%               1.09%
   After Taxes on Distributions                  N/A           (1.47)%               0.70%
   After Taxes on Distributions and
   Sale of Shares                                N/A           (0.78)%               0.70%
Yield                                           1.09%            N/A                  N/A

----------------------------------------------------------------------------------------------------------------

                                                                                             Start of
                                                                                          Performance on
                                        30-Day Period       1 Year         5 Years           7/10/1997
Institutional Shares:
Total Return
   Before Taxes                              N/A             1.24%          3.49%              4.04%
   After Taxes on Distributions              N/A             0.80%          2.12%              2.41%
   After Taxes on Distributions and
   Sale of Shares                            N/A             0.80%          2.12%              2.42%
Yield                                       1.55%             N/A            N/A                N/A

----------------------------------------------------------------------------------------------------------------
                                                                                         Start of
                                                                                      Performance on
                                          30-Day Period             1 Year              9/30/1999
Institutional Service Shares:
Total Return
   Before Taxes                                N/A                  1.14%                 3.42%
   After Taxes on Distributions                N/A                  0.74%                 2.12%
   After Taxes on Distributions and
   Sale of Shares                              N/A                  0.74%                 2.11%
Yield                                         1.45%                  N/A                   N/A

----------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per
Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o       references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o       charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o       discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o       information about the mutual fund industry from sources such as the Investment
   Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.

Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly
Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Merrill Lynch 6-Month Treasury Bill Index

Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking six-month
U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner
& Smith, Inc.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making  structured,  straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance  and have  gained the  confidence  of  thousands  of  financial institutions and individual investors.

Federated's  disciplined  investment  selection process is rooted in sound methodologies backed by  fundamental  and  technical  research.  At  Federated,  success in investment management does not depend solely on the skill of a single  portfolio  manager.  It is a fusion  of  individual  talents  and  state-of-the-art  industry  tools  and  resources.
Federated's  investment process involves teams of portfolio  managers and analysts,  and investment  decisions  are  executed by traders  who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector,  as of December 31, 2003,  Federated managed 14 bond funds with approximately  $3.8  billion in assets  and 22 money  market  funds  with  approximately
$23.0  billion  in  total  assets.  In  1976,  Federated  introduced  one of  the  first
municipal   bond  mutual   funds  in  the  industry  and  is  now  one  of  the  largest institutional  buyers of  municipal  securities.  The Funds  may quote  statistics  from organizations  including The Tax Foundation and the National  Taxpayers  Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 32 years' experience.  As of December 31,
2003,  Federated managed 36 equity funds totaling  approximately $25.6 billion in assets across growth,  value,  equity income,  international,  index and sector (i.e.  utility)
styles.   Federated's   value-oriented   management  style  combines   quantitative  and
qualitative  analysis and features a structured,  computer-assisted  composite  modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond  sector,  as of December 31,  2003,  Federated  managed 11 money market  funds  and 4 bond  funds  with  assets  approximating  $61.7  billion  and  $3.4 billion,  respectively.  Federated's corporate bond decision making--based on intensive, diligent  credit  analysis--is  backed by over 30 years of  experience  in the corporate bond sector.  In 1972,  Federated  introduced one of the first  high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to  participate in the asset-backed securities market, a market totaling more than $209 billion.

Government Funds
In  the   government   sector,   as  of  December   31,   2003,   Federated   managed  7
mortgage-backed,   3  multi-sector   government  funds,  4   government/agency   and  19
government  money market  mutual funds,  with assets  approximating  $4.9 billion,  $0.9 billion,  $2.9 billion and $56.2 billion,  respectively.  Federated trades approximately
$90.4  billion  in U.S.  government  and  mortgage-backed  securities  daily and  places approximately $35 billion in repurchase  agreements each day.  Federated  introduced the first  U.S.  government  fund to  invest in U.S.  government  bond  securities  in 1969.
Federated  has  been a  major  force  in the  short-  and  intermediate-term  government markets since 1982 and currently  manages  approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in
1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for  oversight  of the various  investment sectors  within  Federated  are:  Global  Equity - Stephen  F. Auth is  responsible  for overseeing the management of Federated's  domestic and  international  equity  products;
Global  Fixed  Income - Mary Jo Ochson  and  Robert J.  Ostrowski  are  responsible  for overseeing  the management of Federated's  domestic and  international  fixed income and high yield  products;  and Money  Markets - Deborah A.  Cunningham  is  responsible  for overseeing the management of Federated's money market fund products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions,  have entrusted over  $6.2  trillion  to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

Federated Clients Overview
Federated   distributes   mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more than 1,600  banks and trust  organizations.
Virtually  all of the  trust  divisions  of the  top  100  bank  holding  companies  use
Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are   available   to  consumers   through   major   brokerage   firms
nationwide--Federated  has over 2,000 broker/dealer and bank broker/dealer  relationships
across  the   country--supported   by  more  wholesalers  than  any  other  mutual  fund
distributor.  Federated's  service  to  financial  professionals  and  institutions  has earned  it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR  is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Federated
Government Ultrashort Duration Fund dated July 31, 2004.


ADDRESSES

Federated Government Ultrashort Duration Fund

Class A Shares
Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


PART C.  OTHER INFORMATION.

Item 22.       Exhibits:
               --------

                      (a)    (i)     Conformed copy of Amended and Restated Declaration of
                                     Trust of the Registrant; (2)
                             (ii)    Conformed copy of Amendment No. 3 to the Declaration of
                                     Trust of the Registrant; (10)
                             (iii)   Conformed copy of Amendment No. 4 to the Declaration of
                                     Trust of the Registrant; (7)
                             (iv)    Conformed copy of Amendment No. 5 to the Declaration of
                                     Trust of the Registrant; (8)
                             (v)     Conformed copy of Amendment No. 6 to the Declaration of
                                     Trust of the Registrant; (10)
                             (vi)    Conformed copy of Amendment No. 7 to the Declaration of Trust of the Registrant; (11)
                             (vii)   Conformed copy of Amendment No. 8 to the Declaration of Trust of the Registrant; (12)
                      (b)    (i)     Copy of By-Laws of the Registrant; (2)
                             (ii)    Copy of Amendment Nos. 1-4 of the By-Laws of the
                                     Registrant; (7)
                             (iii)   Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)
                             (v)     Copy of Amendment No. 6 to the By-Laws of the Registrant; (13)
                      (c)            Copy of Specimen Certificate for Shares of Beneficial
                                     Interest of the Registrant; (2)
                      (d)    (i)     Conformed copy of Investment Advisory Contract of the
                                     Registrant (including Exhibit A) of the Registrant; (3)
                             (ii)    Conformed copy of Amendment to the Investment Advisory
                                     Contract of the Registrant; (9)
                             (iii)   Conformed copy of Exhibit B to the Investment Advisory
                                     Contract of the Registrant; (10)

                      (e)    (i)     Conformed copy of Distributor's Contract of the
                                     Registrant (including Exhibit A) of the Registrant; (3)
                             (ii)    Conformed copy of Exhibit B to the Distributor's
                                     Contract of the Registrant: (6)
                             (iii)    Conformed copy of Amendment to the
                                      Distributor's Contract of the    Registrant; (9)
                             (iv)     The Registrant hereby incorporates the conformed copy
                                      of the specimen Mutual Funds Sales and Service
                                      Agreement; Mutual Funds Service Agreement; and Plan
                                      Trustee/Mutual Funds Service Agreement from Item
                                      24(b)6 of the Cash Trust Series II Registration
                                      Statement on Form N-1A, filed with the Commission on
                                      July 24, 1995. (File Nos. 33-38550 and 811-6269).
                              (vi)    Conformed copy of Exhibit C and Exhibit D to the Distributor's Contract of the
                                      Registrant; (12)
                              (vii)   Amendment to the Distributor's Contact of the Registrant; (13)
                      (f)    Not applicable;
                      (g)    (i)   Conformed copy of Custodian Contract of the Registrant; (3)
                             (ii)    Conformed copy of Custodian Fee Schedule; (5)
                             (iii)   Conformed copy of Amendment to the Custodian Contract of
                                     the Registrant; (10)
                      (h)    (i)     Conformed copy of Amended and Restated Agreement for
                                     Fund Accounting Services, Administrative Services,
                                     Transfer Agency Services, and Custody Services
                                     Procurement; (7)
                             (ii)    Conformed copy of Amendment to the Agreement for Fund
                                     Accounting Services, Administrative Services, Transfer
                                     Agency Services, and Custody Services Procurement; (9)
                             (iii)   1The responses described in Item 23(e)(iv) are hereby
                                     incorporated by reference.
                             (iv)    The Registrant hereby incorporates by reference the
                                     conformed copy of the Agreement for Administrative
                                     Services from Item 23(h)(vix) of the Federated Index
                                     Trust Registration Statement on Form N-1A, filed with
                                     the Commission on December 30, 2003. (File Nos. 33-33852
                                     and 811-6061);
                             (v)     The Registrant hereby incorporates the conformed copy of
                                     the Second Amended and Restated Services Agreement, with
                                     attached Schedule 1 revised 6/30/04, from Item (h) (vii)
                                     of the Cash Trust Series, Inc. Registration Statement on
                                     Form N-1A, filed with the Commission on July 29, 2004.
                                     (Files Nos. 33-29838 and 811-5843);
                             (vi)    The Registrant hereby incorporates the conformed copy of
                                     the Financial Administration and Accounting Services
                                     Agreement, with attached Exhibit A revised 6/30/04, from
                                     Item (h)(viii) of the Cash Trust Series, Inc.
                                     Registration Statement on Form N-1A filed with the
                                     Commission on July 29, 2004. (File Nos. 33-29838 and
                                     811-5843)
                      (i)            Conformed copy of Opinion and Consent of Counsel as to
                                     legality of shares being registered; (2)
                      (j)            Conformed copy of the Consent of Independent Registered
                                     Public Accounting Firm; +
                      (k)            Not applicable;
                      (l)            Conformed copy of Initial Capital Understanding; (2)
                      (m)    (i)     Conformed copy of Distribution Plan (including Exhibits
                                     A and B) of the Registrant; (+)
                             (ii)    The responses described in Item 23(e)(iv) are hereby incorporated by reference.
                      (n)            The Registrant hereby incorporates the conformed copy of
                                     the Multiple Class Plan from Item (n) of the Federated
                                     GNMA Trust Registration Statement on Form N-1A, filed
                                     with the Commission on March 29, 2004.  (File Nos.
                                     2-75670 and 811-3375).
                      (o)    (i)     Conformed copy of Power of Attorney of the Registrant;
                                     (8)
                             (ii)    Conformed copy of Power of Attorney of Trustees of the
                                     Registrant;(9)
                             (iii)   Conformed copy of the Power of Attorney of the Chief
                                     Investment of Officer the Registrant; (9)
                      (p)            The Registrant hereby incorporates the copy of the Code
                                     of Ethics for Access Persons from Item 23(p) of the
                                     Money Market Obligations Trust Registration Statement on
                                     Form N-1A filed with the Commission on February 26,
                                     2004. (File Nos. 33-31602 and 811-5950).

+ Exhibits are filed electronically.
-----------------------------------------------------------------------------------------------

2.      Response is incorporated by reference to Registrant's Registration Statement on Form
        N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
3.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).
5.      Response is incorporated by reference to Registrant's Post-Effective Amendment No.5 on Form N-1A filed February 27, 1998. (File Nos. 33-5444 and 811-7193).
6.      Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed March 30, 1998. (File Nos. 33-5444 and 811-7193).
7.      Response is incorporated by reference to Registrant's Post-Effective Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos. 33-54445 and 811-7193).
8.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed September 28, 1999. (File Nos. 33-54445 and 811-7193).
9.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 14, 2001. (File Nos. 33-54445 and 811-7193).

10.     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form
        N-1A filed September 27, 2002. (File Nos. 33-54445 and 811-7193).
11.     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form
        N-1A filed January 2, 2003. (File Nos. 33-54445 and 811-7193).
12.     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form
        N-1A filed September 30, 2003. (File Nos. 33-54445 and 811-7193).
13.     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form
        N-1A filed October 31, 2003. (File Nos. 33-54445 and 811-7193).
14.     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form
        N-1A filed October 31, 2003. (File Nos. 33-54445 and 811-7193).
15.

Item 24.       Persons Controlled by or Under Common Control with the Fund:
               -----------------------------------------------------------

               None

Item 25.       Indemnification:(2)

Item 26.       Business and Other Connections of the Investment Adviser:
               --------------------------------------------------------

               For a  description  of the other  business  of the  investment  adviser,  see the section entitled  "Who  Manages the Fund?" in Part A. The  affiliations  with the  Registrant  of four of the Trustees and one of the  Officers of the  investment  adviser are included in
               Part B of this  Registration  Statement  under "Who Manages and Provides  Services to the
               Fund?" The  remaining  Trustees of the  investment  adviser  and, in  parentheses,  their principal  occupations  are:  Thomas R.  Donahue,  (Chief  Financial  Officer,  Federated
               Investors,  Inc.), 1001 Liberty Avenue,  Pittsburgh,  PA, 15222-3779 and Mark D. Olson (a
               principal  of the  firm,  Mark D.  Olson  &  Company,  L.L.C.  and  Partner,  Wilson,
               Halbrook  &  Bayard,  P.A.),  800  Delaware  Avenue,  P.O. Box 2305,  Wilmington,  DE
               19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman: J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                              Keith M. Schappert

Executive Vice Presidents:                                Stephen F. Auth
                                                          William D. Dawson, III

Senior Vice Presidents:                                   Joseph M. Balestrino
                                                          David A. Briggs
                                                          Jonathan C. Conley
                                                          Christopher F. Corapi
                                                          Deborah A. Cunningham
                                                          Linda A. Duessel
                                                          Mark E. Durbiano
                                                          James E. Grefenstette
                                                          Robert M. Kowit
                                                          Jeffrey A. Kozemchak
                                                          Susan M. Nason
                                                          Mary Jo Ochson
                                                          Robert J. Ostrowski
                                                          Frank Semack
                                                          Richard Tito
                                                          Peter Vutz

Vice Presidents:                                          Todd A. Abraham
                                                          J. Scott Albrecht
                                                          Randall S. Bauer
                                                          Nancy J.Belz
                                                          G. Andrew Bonnewell
                                                          David M. Bruns
                                                          Robert E. Cauley
                                                          Regina Chi
                                                          Ross M. Cohen
                                                          David W. Cook
                                                          Fred B. Crutchfield
                                                          Lee R. Cunningham, II
                                                          Alexandre de Bethmann
                                                          B. Anthony Delserone, Jr.
                                                          Donald T. Ellenberger
                                                          Eamonn G. Folan
                                                          John T. Gentry
                                                          David P. Gilmore
                                                          James P. Gordon, Jr.
                                                          Curtis R. Gross
                                                          Marc Halperin
                                                          John W. Harris
                                                          Patricia L. Heagy
                                                          Susan R. Hill
                                                          Nikola A. Ivanov
                                                          William R. Jamison
                                                          Constantine J. Kartsonas
                                                          Nathan H. Kehm
                                                          John C. Kerber
                                                          J. Andrew Kirschler
                                                          Steven Lehman
                                                          Marian R. Marinack
                                                          Natalie F. Metz
                                                          Thomas J. Mitchell
                                                          Joseph M. Natoli
                                                          John L. Nichol
                                                          Mary Kay Pavuk
                                                          Jeffrey A. Petro
                                                          David R. Powers
                                                          Ihab L. Salib
                                                          Roberto Sanchez-Dahl,Sr.
                                                          Aash M. Shah
                                                          John Sidawi
                                                          Michael W. Sirianni, Jr.
                                                          Christopher Smith
                                                          Diane R. Startari
                                                          Timothy G. Trebilcock
                                                          Leonardo A. Vila
                                                          Stephen J. Wagner
                                                          Paige M. Wilhelm
                                                          Richard M. Winkowski,Jr.
                                                          Lori A. Wolff
                                                          George B. Wright

Assistant Vice Presidents:                                Lori Andrews
                                                          Catherine A. Arendas
                                                          Nicholas P. Besh
                                                          Hanan Callas
                                                          James R. Crea, Jr.
                                                          Karol M. Crummie
                                                          David Dao
                                                          Richard J. Gallo
                                                          Kathyrn P. Glass
                                                          Igor Golalic
                                                          James Grant
                                                          Anthony Han
                                                          Carol B. Kayworth
                                                          Angela A. Kohler
                                                          Robert P. Kozlowski
                                                          Ted T. Lietz, Sr.
                                                          Monica Lugani
                                                          Tracey L. Lusk
                                                          Ann Manley
                                                          Dana Meissner
                                                          Theresa K. Miller
                                                          Karl Mocharko
                                                          Bob Nolte
                                                          Daniel Peris
                                                          Rae Ann Rice
                                                          Jennifer G. Setzenfand
                                                          Kyle D. Stewart
                                                          Mary Ellen Tesla
                                                          Nichlas S. Tripodes
                                                          Michael R. Tucker
                                                          Mark Weiss

Secretary:                                                G. Andrew Bonnewell

Treasurer:                                                Thomas R. Donahue

Assistant Secretaries:                                    Jay S. Neuman

Assistant Treasurer:                                      Denis McAuley, III

               The  business  address of each of the  Officers of the  investment  adviser is  Federated
               Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania  15222-3779.  These
               individuals  are  also  officers  of  a  majority  of  the  investment  advisers  to  the investment  companies  in  the  Federated  Fund  Complex  described  in  Part  B of  this
               Registration Statement.

Item 27.       Principal Underwriters:

               (a)    Federated  Securities  Corp. the Distributor for shares of the Registrant, acts as  principal  underwriter  for  the  following  open-end  investment companies, including the Registrant:

                      Cash Trust Series,  Inc.;  Cash Trust Series II; Edward Jones Money Market
                      Fund;  Federated  American Leaders Fund, Inc.;  Federated  Adjustable Rate
                      Securities  Fund;  Federated  Core Trust;  Federated  Core Trust II, L.P.;
                      Federated  Equity Funds;  Federated  Equity Income Fund,  Inc.;  Federated
                      Fixed Income Securities,  Inc.; Federated GNMA Trust; Federated Government
                      Income Securities,  Inc.; Federated High Income Bond Fund, Inc.; Federated
                      High Yield Trust;  Federated  Income  Securities  Trust;  Federated Income
                      Trust;  Federated Index Trust;  Federated  Institutional Trust;  Federated
                      Insurance  Series;   Federated   International   Series,  Inc.;  Federated
                      Investment  Series Funds,  Inc.;  Federated  Limited  Duration  Government
                      Fund, Inc.; Federated Managed Allocation  Portfolios;  Federated Municipal
                      Opportunities  Fund,  Inc.;  Federated  Municipal  Securities  Fund, Inc.;
                      Federated  Municipal   Securities  Income  Trust;   Federated   Short-Term
                      Municipal Trust;  Federated  Premier  Intermediate  Municipal Income Fund;
                      Federated  Premier  Municipal Income Fund;  Federated Stock and Bond Fund,
                      Inc.; Federated Stock Trust;  Federated Total Return Government Bond Fund;
                      Federated Total Return Series,  Inc.; Federated U.S. Government Bond Fund;
                      Federated  U.S.  Government  Securities  Fund:  1-3 Years;  Federated U.S.
                      Government Securities Fund: 2-5 Years;  Federated World Investment Series,
                      Inc.;  Intermediate  Municipal Trust;  Money Market Obligations Trust; and
                      SouthTrust Funds.

          (b)

           (1)                              (2)                             (3)
Positions and Offices                                            Positions and Offices
  With Distributor                         Name                      With Registrant
---------------------               -----------------            ----------------------

Chairman:                           Richard B. Fisher            Vice President

Director:                           Arthur L. Cherry

President-Institutional
Sales and Director:                 John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:             Thomas R. Donahue

President-Broker/Dealer
And Director:                       James F. Getz

Senior Vice Presidents:             Mark W. Bloss
                                    Richard W. Boyd
                                    Laura M. Deger
                                    Peter W. Eisenbrandt
                                    Theodore Fadool, Jr.
                                    Christopher T. Fives
                                    James S. Hamilton
                                    James M. Heaton
                                    Joe Kennedy
                                    Amy Michaliszyn
                                    Keith Nixon
                                    Solon A. Person, IV
                                    Ronald M. Petnuch
                                    Thomas E. Territ
                                    Robert F. Tousignant

Vice Presidents:                    Irving Anderson
                                    John B. Bohnet
                                    Edward R. Bozek
                                    Jane E. Broeren-Lambesis
                                    Craig Burness
                                    David J. Callahan
                                    Mark Carroll
                                    Dan Casey
                                    Scott Charlton
                                    Steven R. Cohen
                                    Mary J. Combs
                                    R. Edmond Connell, Jr.
                                    Kevin J. Crenny
                                    Daniel T. Culbertson
                                    G. Michael Cullen
                                    Marc C. Danile
                                    Rick A. DiBernardo
                                    Robert J. Deuberry
                                    Ron Dorman
                                    William C. Doyle
                                    Donald C. Edwards
                                    Lee England
                                    Timothy Franklin
                                    Renee Gebben
                                    Peter J. Germain
                                    Joseph D. Gibbons
                                    G. Tad Gullickson
                                    Scott Gundersen
                                    Dayna C. Haferkamp
                                    Raymond J. Hanley
                                    Vincent L. Harper, Jr.
                                    Bruce E. Hastings
                                    Teresa M. Johnson
                                    Christopher L. Johnston
                                    H. Joseph Kennedy
                                    Stephen Kittel
                                    Michael W. Koenig
                                    Ed Koontz
                                    Christopher A. Layton
                                    Michael H. Liss
                                    Michael R. Manning
                                    Martin J. McCaffrey
                                    Mary A. McCaffrey
                                    Mark J. Miehl
                                    Richard C. Mihm
                                    Vincent T. Morrow
                                    Alec H. Neilly
                                    Rebecca Nelson
                                    James E. Ostrowski
                                    Thomas A. Peter III
                                    Raleigh Peters
                                    Robert F. Phillips
                                    Richard A. Recker
                                    Christopher Renwick
                                    Brian S. Ronayne
                                    Thomas S. Schinabeck
                                    Edward J. Segura
                                    Peter Siconolfi
                                    Edward L. Smith
                                    David W. Spears
                                    John A. Staley
                                    Colin B. Starks
                                    Jeffrey A. Stewart
                                    Kevin Stutz
                                    Timothy A. Rosewicz
                                    Greg Spralding
                                    William C. Tustin
                                    Paul A. Uhlman
                                    G. Walter Whalen
                                    Stephen White
                                    Patrick M. Wiethorn
                                    Edward J. Wojnarowski
                                    Michael P. Wolff

Assistant Vice Presidents:          Lisa A. Toma
                                    Robert W. Bauman
                                    Charles L. Davis, Jr.
                                    Beth C. Dell
                                    Jennifer Fetteroff
                                    John T. Glickson
                                    William Rose
                                    Lynn Sherwood-Long

Treasurer:                          Denis McAuley, III

Secretary:                          Stephen A. Keen

Assistant Secretaries:              Thomas R. Donahue
                                    Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

           (c) Not applicable

Item 28.       Location of Accounts and Records:

               All  accounts  and records  required to be  maintained  by Section  31(a) of the
               Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Federated Institutional                  Reed Smith LLP
Trust ("Registrant")                     Investment and Asset Management Group (IMG)
                                         Federated Investors Tower
                                         12th Floor
                                         1001 Liberty Avenue
                                         Pittsburgh, PA 15222-3779
                                         (Notices should be sent to the Agent for
                                         Service at the above address)

                                         Federated Investors Funds
                                         5800 Corporate Drive
                                         Pittsburgh, PA 15237-7000

State Street Bank and Trust              P.O. Box 8600
Company ("Transfer Agent and             Boston, MA 02266-8600
Dividend Disbursing Agent")

Federated Administrative                 Federated Investors Tower
Services                                 1001 Liberty Avenue
("Administrator")                        Pittsburgh, PA 15222-3779

Federated Investment                     Federated Investors Tower
Management Company                       1001 Liberty Avenue
("Adviser")                              Pittsburgh, PA 15222-3779

State Street Bank and Trust              P.O. Box 8600
Company ("Custodian")                    Boston, MA 02266-8600

Item 29.       Management Services:  Not applicable.
               -------------------

Item 30.       Undertakings:

               Registrant  hereby  undertakes to comply with the provisions of Section 16(c) of the 1940 Act  with  respect  to the  removal  of  Trustees and  the  calling  of special shareholder meetings by shareholders.

                                          SIGNATURES

     Pursuant to the  requirements  of the Securities  Act of 1933 and the  Investment  Company
Act of 1940, the  Registrant,  FEDERATED  INSTITUTIONAL  TRUST,  certifies that it meets all of the requirements for  effectiveness  of this Amendment to its Registration  Statement  pursuant to Rule 485(b)  under the  Securities  Act of 1933 and has duly caused  this  Amendment  to its
Registration  Statement  to  be  signed  on  its  behalf  by  the  undersigned,   thereto  duly
authorized,  in the City of Pittsburgh and  Commonwealth  of  Pennsylvania,  on the 29th day of
September, 2004.

                                 FEDERATED INSTITUTIONAL TRUST

                      BY: /s/ Daniel M. Miller
                      Daniel M. Miller, Assistant Secretary
                      September 29, 2004

     Pursuant  to the  requirements  of the  Securities  Act of  1933,  this  Amendment  to its
Registration  Statement  has been signed below by the  following  person in the capacity and on the date indicated:

NAME                                           TITLE                        DATE
By:   /s/ Daniel M. Miller                     Attorney In Fact             September 29, 2004
         Daniel M. Miller                      For the Persons
ASSISTANT SECRETARY                            Listed Below

NAME                                         TITLE
John F. Donahue*                             Chairman and Trustee

J. Christopher Donahue*                      President and Trustee
                                             (Principal Executive
                                             Officer)
Richard J. Thomas*                           Treasurer (Principal Financial
                                             Officer)
Thomas G. Bigley*                            Trustee
John T. Conroy, Jr.*                         Trustee
Nicholas P. Constantakis*                    Trustee
John F. Cunningham*                          Trustee
Lawrence D. Ellis, M.D.*                     Trustee
Peter E. Madden*                             Trustee
Charles F. Mansfield, Jr.*                   Trustee
John E. Murray, Jr., J.D., S.J.D.*           Trustee
Marjorie P. Smuts*                           Trustee
John S. Walsh*                               Trustee

* By Power of Attorney